Accounting Changes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Disclosure of changes in accounting estimates [line items]
Contract liabilities (Note 5)	$ 87,000	$ 62,000
Deferred income tax liabilities (Note 11)	501,000	549,000
Non-controlling interests (Note 12)	1,137,000	1,059,000
Deficit	(1,496,000)	(1,209,000)
Depreciation and amortization	574,000	635,000	$ 601,000
Alberta Mine | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	38,000	58,000
Sundance Unit 1 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization		26,000
Sundance Unit 2 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	4,000
IFRS 15
Disclosure of changes in accounting estimates [line items]
IFRS 15 transition adjustment	17,000
Contract liabilities (Note 5)	87,000	$ 62,000
Deferred income tax liabilities (Note 11)					$ (4,000)
Deficit					13,000
Effect of transition to IFRSs [member]
Disclosure of changes in accounting estimates [line items]
Contract liabilities (Note 5)	19,000
Deferred income tax liabilities (Note 11)	(4,000)
Non-controlling interests (Note 12)					$ 1,000
Deficit	$ (15,000)
Minimum | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Right-of-use assets				$ 42,000
Lease liabilities				42,000
Maximum | IFRS 16 [Member]
Disclosure of changes in accounting estimates [line items]
Right-of-use assets				52,000
Lease liabilities				$ 52,000